Commitments	6 Months Ended
Jun. 30, 2022
Commitments
Commitments

18.           Commitments

(a)	As at June 30, 2022, the Company has capital commitments to incur an additional $5,128,087 (December 31, 2021 - $2,686,537) for development of its IT infrastructure and construction of its Mesa facility.
(b)	The Company is committed to future minimum lease payments for short-term leases and long-term leases. The leases are related to rentals of its kiosk locations. The details of lease commitments for those leases not included in the lease liabilities as at June 30, 2022 are as follows:

Fiscal year	Amount
2022	$201,877
2023	—
2024	—
2025	—
2026 and after	—
Total	$201,877